AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (100.0%):

Domestic Equity Funds (38.6%):
1,743,768	AZL Mid Cap Index Fund, Class 2	$26,801,716
6,268,931	AZL S&P 500 Index Fund, Class 2	91,589,080
1,611,490	AZL Small Cap Stock Index Fund, Class 2	14,342,262

		132,733,058

Fixed Income Funds (48.1%):
14,517,820	AZL Enhanced Bond Index Fund	165,938,680

International Equity Funds (13.3%):
3,529,712	AZL International Index Fund, Class 2	45,709,775

Total Affiliated Investment Companies (Cost $288,914,131)		344,381,513

Total Investment Securities (Cost $288,914,131) - 100.0%		344,381,513
Net other assets (liabilities) – (0.0%†)		(94,590)

Net Assets - 100.0%		$344,286,923

Percentages indicated are based on net assets as of March 31, 2020.

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.1%):

Domestic Equity Funds (49.4%):
29,997,177	AZL DFA U.S. Core Equity Fund	$310,470,786
10,637,612	AZL DFA U.S. Small Cap Fund	82,547,870

		393,018,656

Fixed Income Funds (38.0%):
30,937,929	AZL DFA Five-Year Global Fixed Income Fund	302,882,324

International Equity Funds (12.7%):
13,038,957	AZL DFA International Core Equity Fund	101,182,304

Total Affiliated Investment Companies (Cost $842,738,534)		797,083,284

Unaffiliated Investment Companies (0.0%†):

Money Markets (0.0%†):
312,128	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(a)	312,128

Total Unaffiliated Investment Companies (Cost $312,128)		312,128

Total Investment Securities (Cost $843,050,662) - 100.1%		797,395,412
Net other assets (liabilities) - (0.1%)		(474,715)

Net Assets - 100.0%		$796,920,697

Percentages indicated are based on net assets as of March 31, 2020.

†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (90.8%):

Domestic Equity Funds (33.1%):
1,340,373	AZL Mid Cap Index Fund, Class 2	$20,601,527
4,417,608	AZL S&P 500 Index Fund, Class 2	64,541,260
1,207,217	AZL Small Cap Stock Index Fund, Class 2	10,744,231

		95,887,018

Fixed Income Funds (45.8%):
11,560,943	AZL Enhanced Bond Index Fund	132,141,582

International Equity Funds (11.9%):
2,658,887	AZL International Index Fund, Class 2	34,432,589

Total Affiliated Investment Companies
(Cost $252,997,957)		262,461,189

Total Investment Securities
(Cost $252,997,957) - 90.8%		262,461,189
Net other assets (liabilities) - 9.2%		26,721,023

Net Assets - 100.0%		$289,182,212

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	808	$(103,815,880)	$(4,215,546)

				$(4,215,546)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	85	$11,788,438	$378,044

				$378,044

Total Net Futures Contracts				$(3,837,502)

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (89.8%):

Domestic Equity Funds (42.5%):
2,661,189	AZL DFA U.S. Core Equity Fund	$27,543,307
1,016,502	AZL DFA U.S. Small Cap Fund	7,888,057

		35,431,364

Fixed Income Funds (35.9%):
3,063,340	AZL DFA Five-Year Global Fixed Income Fund	29,990,101

International Equity Funds (11.4%):
1,223,359	AZL DFA International Core Equity Fund	9,493,267

Total Affiliated Investment Companies (Cost $79,889,497)		74,914,732

Unaffiliated Investment Companies (0.0%†):

Money Markets (0.0%†):
6,140	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(a)	6,140

Total Unaffiliated Investment Companies (Cost $6,140)		6,140

Total Investment Securities (Cost $79,895,637) - 89.8%		74,920,872
Net other assets (liabilities) - 10.2%		8,503,765

Net Assets - 100.0%		$83,424,637

Percentages indicated are based on net assets as of March 31, 2020.

†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	244	$(31,350,340)	$(1,343,088)

				$(1,343,088)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	21	$2,912,438	$89,949

				$89,949

Total Net Futures Contracts				$(1,253,139)

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (91.1%):

Balanced Funds (91.1%):
17,647,897	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	$216,363,215

Total Affiliated Investment Companies (Cost $220,484,627)		216,363,215

Total Investment Securities (Cost $220,484,627) - 91.1%		216,363,215
Net other assets (liabilities) - 8.9%		21,236,866

Net Assets - 100.0%		$237,600,081

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP FIAM Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	651	$(83,643,735)	$(3,884,417)

				$(3,884,417)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	81	$11,233,688	$359,605

				$359,605

Total Net Futures Contracts				$(3,524,812)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (90.0%):

Domestic Equity Funds (28.0%):
2,091,862	AZL DFA U.S. Core Equity Fund	$21,650,775
1,395,915	AZL DFA U.S. Small Cap Fund	10,832,301
1,132,228	AZL Gateway Fund	14,096,237
2,588,176	AZL Mid Cap Index Fund, Class 2	39,780,271
3,267,303	AZL Russell 1000 Growth Index Fund, Class 2	45,056,114
6,911,559	AZL Russell 1000 Value Index Fund, Class 2	66,212,739
2,017,373	AZL Small Cap Stock Index Fund, Class 2	17,954,617

		215,583,054

Fixed Income Funds (45.4%):
4,784,109	AZL Enhanced Bond Index Fund	54,682,369
7,129,710	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	73,008,228
6,758,205	AZL MetWest Total Return Bond Fund	72,583,119
3,704,402	PIMCO VIT Income Portfolio	36,784,708
3,607,741	PIMCO VIT Low Duration Portfolio	36,618,572
6,565,717	PIMCO VIT Total Return Portfolio	73,207,738

		346,884,734

International Equity Funds (16.6%):
3,316,791	AZL DFA International Core Equity Fund	25,738,295
5,477,122	AZL International Index Fund, Class 2	70,928,725
5,048,057	AZL MSCI Emerging Markets Equity Index Fund, Class 2	30,035,939

		126,702,959

Total Affiliated Investment Companies (Cost $726,424,190)		689,170,747

Total Investment Securities (Cost $726,424,190) - 90.0%		689,170,747
Net other assets (liabilities) - 10.0%		76,463,753

Net Assets - 100.0%		$765,634,500

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Balanced Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	2,324	$(298,599,140)	$(13,836,848)

				$(13,836,848)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	246	$34,117,125	$1,006,289

				$1,006,289

Total Net Futures Contracts				$(12,830,559)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (92.7%):

Domestic Equity Funds (21.8%):
325,395	AZL DFA U.S. Core Equity Fund	$3,367,840
282,749	AZL DFA U.S. Small Cap Fund	2,194,130
269,536	AZL Gateway Fund	3,355,728
584,464	AZL Mid Cap Index Fund, Class 2	8,983,218
829,965	AZL Russell 1000 Growth Index Fund, Class 2	11,445,220
1,651,184	AZL Russell 1000 Value Index Fund, Class 2	15,818,340
510,213	AZL Small Cap Stock Index Fund, Class 2	4,540,895

		49,705,371

Fixed Income Funds (60.3%):
1,928,669	AZL Enhanced Bond Index Fund	22,044,688
2,865,427	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	29,341,977
2,722,060	AZL MetWest Total Return Bond Fund	29,234,925
1,343,020	PIMCO VIT Income Portfolio	13,336,192
1,565,391	PIMCO VIT Low Duration Portfolio	15,888,718
2,645,653	PIMCO VIT Total Return Portfolio	29,499,035

		139,345,535

International Equity Funds (10.6%):
726,077	AZL DFA International Core Equity Fund	5,634,356
1,089,913	AZL International Index Fund, Class 2	14,114,379
830,999	AZL MSCI Emerging Markets Equity Index Fund, Class 2	4,944,441

		24,693,176

Total Affiliated Investment Companies (Cost $220,350,448)		213,744,082

Total Investment Securities (Cost $220,350,448) - 92.7%		213,744,082
Net other assets (liabilities) - 7.3%		16,721,702

Net Assets - 100.0%		$230,465,784

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Conservative Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	513	$(65,912,805)	$(2,781,325)

				$(2,781,325)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	70	$9,708,125	$330,425

				$330,425

Total Net Futures Contracts				$(2,450,900)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (89.6%):

Domestic Equity Funds (33.1%):
3,771,066	AZL DFA U.S. Core Equity Fund	$39,030,535
3,980,385	AZL DFA U.S. Small Cap Fund	30,887,788
3,086,687	AZL Gateway Fund	38,429,247
7,204,239	AZL Mid Cap Index Fund, Class 2	110,729,149
8,557,888	AZL Russell 1000 Growth Index Fund, Class 2	118,013,279
17,971,039	AZL Russell 1000 Value Index Fund, Class 2	172,162,556
5,370,871	AZL Small Cap Stock Index Fund, Class 2	47,800,752

		557,053,306

Fixed Income Funds (36.3%):
8,742,174	AZL Enhanced Bond Index Fund	99,923,052
12,879,397	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	131,885,026
12,212,862	AZL MetWest Total Return Bond Fund	131,166,137
6,490,146	PIMCO VIT Income Portfolio	64,447,147
4,763,434	PIMCO VIT Low Duration Portfolio	48,348,856
11,851,963	PIMCO VIT Total Return Portfolio	132,149,384

		607,919,602

International Equity Funds (20.2%):
10,211,134	AZL DFA International Core Equity Fund	79,238,403
13,505,825	AZL International Index Fund, Class 2	174,900,435
14,283,279	AZL MSCI Emerging Markets Equity Index Fund, Class 2	84,985,508

		339,124,346

Total Affiliated Investment Companies (Cost $1,615,703,243)		1,504,097,254

Total Investment Securities
(Cost $1,615,703,243) - 89.6%		1,504,097,254
Net other assets (liabilities) - 10.4%		174,657,258

Net Assets - 100.0%		$1,678,754,512

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Dynamic Moderate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	5,243	$(673,646,855)	$(26,764,018)

				$(26,764,018)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	450	$62,409,375	$1,845,222

				$1,845,222

Total Net Futures Contracts				$(24,918,796)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Common Stocks (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
3,485	Fieldwood Energy LLC(a)	$3,485

Paper & Forest Products (0.0%†):
386,370	Quintis Pty, Ltd.(a)(b)	38,013

Total Common Stocks (Cost $344,279)		41,498

Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C(a)(b)	430,336

Total Preferred Stock (Cost $400,112)		430,336

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Private Placements (0.2%):
Household Durables (0.0%†):
23,389	Jawbone, 0.00%(a)(b)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%(a)(b)	26,182
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%(a)(b)	708,928

		735,110

Software (0.1%):
116,157	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	641,187

Total Private Placements (Cost $1,173,028)		1,376,297

Convertible Bond (0.0%†):
Food Products (0.0%†):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19(a)(b)(c)	—

Total Convertible Bond (Cost $—)		—

Yankee Dollars (0.1%):
Paper & Forest Products (0.1%):
43,015	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(a)(b)	43,015
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 5/4/20 @ 92(a)(b)	730,672

Total Yankee Dollars (Cost $773,687)		773,687

Affiliated Investment Companies (91.1%):
Fixed Income Funds (45.8%):
26,624,638	AZL Enhanced Bond Index Fund	304,319,610

International Equity Funds (45.3%):
5,255,463	AZL MSCI Emerging Markets Equity Index Fund, Class 2	31,270,003
27,284,163	AZL MSCI Global Equity Index Fund	269,840,374

		301,110,377

Total Affiliated Investment Companies (Cost $629,847,295)		605,429,987

Unaffiliated Investment Companies (0.0%):

Money Markets (0.0%):
$24,610	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(d)	24,610

Total Unaffiliated Investment Companies (Cost $24,610)		24,610

Contracts, Shares, Notional Amount or Principal Amount	Fair Value

Total Investment Securities
(Cost $632,563,011) - 91.5%	$608,076,415
Net other assets (liabilities) - 8.5%	56,527,719

Net Assets - 100.0%	$664,604,134

Percentages indicated are based on net assets as of March 31, 2020.

*	Non-income producing security.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.39% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.39% of the net assets of the fund.

(c)	Defaulted bond.
(d)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Global Balanced Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	1,721	$(221,122,685)	$(8,286,052)

				$(8,286,052)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	182	$25,241,125	$835,736

				$835,736

Total Net Futures Contracts				$(7,450,316)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (87.1%):

Domestic Equity Funds (47.7%):
14,818,107	AZL Mid Cap Index Fund, Class 2	$227,754,309
50,257,468	AZL S&P 500 Index Fund, Class 2	734,261,602
12,900,191	AZL Small Cap Stock Index Fund, Class 2	114,811,704

		1,076,827,615

Fixed Income Funds (21.9%):
43,260,488	AZL Enhanced Bond Index Fund	494,467,381

International Equity Funds (17.5%):
30,585,377	AZL International Index Fund, Class 2	396,080,629

Total Affiliated Investment Companies (Cost $1,962,508,866)		1,967,375,625

Total Investment Securities (Cost $1,962,508,866) - 87.1%		1,967,375,625
Net other assets (liabilities) - 12.9%		291,726,703

Net Assets - 100.0%		$2,259,102,328

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	8,629	$(1,108,697,065)	$(44,448,849)

				$(44,448,849)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	465	$64,489,688	$1,559,644

				$1,559,644

Total Net Futures Contracts				$(42,889,205)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (89.8%):

Domestic Equity Funds (39.4%):
2,555,589	AZL Mid Cap Index Fund, Class 2	$39,279,409
8,432,410	AZL S&P 500 Index Fund, Class 2	123,197,507
2,161,240	AZL Small Cap Stock Index Fund, Class 2	19,235,033
		181,711,949

Fixed Income Funds (36.2%):
14,585,827	AZL Enhanced Bond Index Fund	166,716,000

International Equity Funds (14.2%):
5,047,905	AZL International Index Fund, Class 2	65,370,373

Total Affiliated Investment Companies (Cost $417,568,961)		413,798,322

Total Investment Securities (Cost $417,568,961) - 89.8%		413,798,322
Net other assets (liabilities) - 10.2%		47,176,137
Net Assets - 100.0%		$460,974,459

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	1,407	$(180,778,395)	$(7,001,901)

				$(7,001,901)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	120	$16,642,500	$499,726

				$499,726

Total Net Futures Contracts				$(6,502,175)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (88.1%):

Domestic Equity Funds (71.3%):
19,822,695	AZL S&P 500 Index Fund, Class 2	$289,609,580
31,437,656	AZL T. Rowe Price Capital Appreciation Fund	541,042,052

		830,651,632

Fixed Income Funds (16.8%):
17,156,159	AZL Enhanced Bond Index Fund	196,094,893

Total Affiliated Investment Companies (Cost $968,418,013)		1,026,746,525

Total Investment Securities (Cost $968,418,013) - 88.1%		1,026,746,525
Net other assets (liabilities) - 11.9%		138,358,819

Net Assets - 100.0%		$1,165,105,344

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	4,135	$(531,285,475)	$(23,246,317)

				$(23,246,317)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	350	$48,540,625	$1,337,809

				$1,337,809

Total Net Futures Contracts				$(21,908,508)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2020 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2020, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.

					Change in Net				Net Realized
				Net	Unrealized				Gains Distributions
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Shares as of	Dividend	from Affiliated
	12/31/2019	at Cost	Sales	Gains(Losses)	Depreciation	3/31/2020	3/31/2020	Income	Underlying Funds
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$196,849,569	$3,569,679	$(38,608,298)	$2,258,639	$1,869,091	$165,938,680	14,517,820	$-	$-
AZL International Index Fund, Class 2	50,217,390	7,715,382	(783,345)	(56,250)	(11,383,402)	45,709,775	3,529,712	-	-
AZL Mid Cap Index Fund, Class 2	30,252,069	6,059,065	(344,540)	5,290	(9,170,168)	26,801,716	1,743,768	-	-
AZL S&P 500 Index Fund, Class 2	104,024,862	13,734,521	(5,875,974)	2,619,140	(22,913,469)	91,589,080	6,268,931	-	-
AZL Small Cap Stock Index Fund, Class 2	16,208,268	3,615,653	(5,063)	(458)	(5,476,138)	14,342,262	1,611,490	-	-

	$397,552,158	$34,694,300	$(45,617,220)	$4,826,361	$(47,074,086)	$344,381,513	27,671,721	$-	$-

AZL DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$382,593,259	$515,806	$(79,650,561)	$(1,103,050)	$526,870	$302,882,324	30,937,929	$-	$-
AZL DFA International Core Equity Fund	121,559,005	13,188,306	(1,827,190)	33,930	(31,771,747)	101,182,304	13,038,957	-	-
AZL DFA U.S. Core Equity Fund	378,094,216	36,649,786	(18,594,939)	4,325,929	(90,004,206)	310,470,786	29,997,177	-	-
AZL DFA U.S. Small Cap Fund	101,886,226	15,016,329	(2,539,266)	(219,087)	(31,596,332)	82,547,870	10,637,612	-	-

	$984,132,706	$65,370,227	$(102,611,956)	$3,037,722	$(152,845,415)	$797,083,284	84,611,675	$-	$-

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$154,927,261	$657,706	$(26,610,548)	$935,427	$2,231,736	$132,141,582	11,560,943	$-	$-
AZL International Index Fund, Class 2	42,130,469	4,719,778	(2,686,355)	(515,708)	(9,215,595)	34,432,589	2,658,887	-	-
AZL Mid Cap Index Fund, Class 2	25,477,192	3,780,582	(935,958)	(232,518)	(7,487,771)	20,601,527	1,340,373	-	-
AZL S&P 500 Index Fund, Class 2	78,662,058	8,883,781	(7,465,193)	797,800	(16,337,186)	64,541,260	4,417,608	-	-
AZL Small Cap Stock Index Fund, Class 2	13,818,155	2,070,914	(546,436)	(185,183)	(4,413,219)	10,744,231	1,207,217	-	-

	$315,015,135	$20,112,761	$(38,244,490)	$799,818	$(35,222,035)	$262,461,189	21,185,028	$-	$-

AZL MVP DFA Multi-Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund	$36,123,575	$145,699	$(6,214,657)	$(113,907)	$49,391	$29,990,101	3,063,340	$-	$-
AZL DFA International Core Equity Fund	11,692,720	1,518,409	(588,957)	(170,718)	(2,958,187)	9,493,267	1,223,359	-	-
AZL DFA U.S. Core Equity Fund	33,800,127	4,354,938	(2,829,305)	(428,936)	(7,353,517)	27,543,307	2,661,189	-	-
AZL DFA U.S. Small Cap Fund	9,717,203	1,643,709	(371,984)	(197,787)	(2,903,084)	7,888,057	1,016,502	-	-

	$91,333,625	$7,662,755	$(10,004,903)	$(911,348)	$(13,165,397)	$74,914,732	7,964,390	$-	$-

AZL MVP FIAM Multi-Strategy Fund
AZL FIAM Multi-Strategy Fund	$252,177,078	$1,784,464	$(15,633,733)	$(932,418)	$(21,032,176)	216,363,215	17,647,897	$-	$-

	$252,177,078	$1,784,464	$(15,633,733)	$(932,418)	$(21,032,176)	$216,363,215	17,647,897	$-	$-

AZL MVP Fusion Dynamic Balanced Fund
AZL DFA International Core Equity Fund	$32,503,268	$3,734,329	$(1,755,933)	$(243,013)	$(8,500,356)	$25,738,295	3,316,791	$-	$-
AZL DFA U.S. Core Equity Fund	27,746,863	2,223,502	(1,792,996)	183,980	(6,710,574)	21,650,775	2,091,862	-	-
AZL DFA U.S. Small Cap Fund	13,829,105	1,830,658	(332,975)	(106,021)	(4,388,466)	10,832,301	1,395,915	-	-
AZL Enhanced Bond Index Fund	69,240,091	24,282	(16,015,801)	757,986	675,811	54,682,369	4,784,109	-	-
AZL FIAM Total Bond Fund, Class 2	92,289,921	43,675	(17,477,546)	888,040	(2,735,862)	73,008,228	7,129,710	-	-
AZL Gateway Fund	18,476,933	-	(2,595,031)	(81,345)	(1,704,320)	14,096,237	1,132,228	-	-
AZL International Index Fund, Class 2	90,184,558	8,047,777	(6,694,639)	(382,224)	(20,226,747)	70,928,725	5,477,122	-	-
AZL MetWest Total Return Bond Fund	92,290,422	130,703	(21,596,966)	1,576,868	182,092	72,583,119	6,758,205	-	-
AZL Mid Cap Index Fund, Class 2	50,794,287	7,293,892	(3,147,820)	(1,378,810)	(13,781,278)	39,780,271	2,588,176	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,303,075	2,300,751	(1,964,727)	(195,876)	(9,407,284)	30,035,939	5,048,057	-	-
AZL Russell 1000 Growth Index Fund, Class 2	57,697,744	3,228,090	(8,211,083)	82,292	(7,740,929)	45,056,114	3,267,303	-	-
AZL Russell 1000 Value Index Fund, Class 2	85,557,963	11,949,492	(8,261,299)	(2,950,694)	(20,082,723)	66,212,739	6,911,559	-	-
AZL Small Cap Stock Index Fund, Class 2	23,050,878	3,260,554	(599,570)	(428,171)	(7,329,074)	17,954,617	2,017,373	-	-
PIMCO VIT Income Portfolio	46,342,785	343,926	(6,090,708)	132,059	(3,943,354)	36,784,708	3,704,402	343,927	-
PIMCO VIT Low Duration Portfolio	46,312,486	220,673	(9,729,817)	(41,832)	(142,938)	36,618,572	3,607,741	220,673	-
PIMCO VIT Total Return Portfolio	92,433,727	796,095	(21,170,186)	1,283,698	(135,596)	73,207,738	6,565,717	572,823	-

	$878,054,106	$45,428,399	$(127,437,097)	$(903,063)	$(105,971,598)	$689,170,747	65,796,270	$1,137,423	$-

AZL MVP Fusion Dynamic Conservative Fund
AZL DFA International Core Equity Fund	$6,291,065	$1,516,157	$(503,275)	$(63,206)	$(1,606,385)	$5,634,356	726,077	$-	$-
AZL DFA U.S. Core Equity Fund	3,789,126	681,733	(236,651)	19,224	(885,592)	3,367,840	325,395	-	-
AZL DFA U.S. Small Cap Fund	2,537,725	704,319	(250,412)	(63,146)	(734,356)	2,194,130	282,749	-	-
AZL Enhanced Bond Index Fund	24,194,111	135,555	(2,777,736)	122,413	370,345	22,044,688	1,928,669	-	-
AZL FIAM Total Bond Fund, Class 2	32,290,578	139,361	(2,371,593)	146,574	(862,943)	29,341,977	2,865,427	-	-
AZL Gateway Fund	3,738,001	127,915	(157,085)	1,930	(355,033)	3,355,728	269,536	-	-
AZL International Index Fund, Class 2	15,619,754	3,199,736	(1,108,088)	(47,550)	(3,549,473)	14,114,379	1,089,913	-	-
AZL MetWest Total Return Bond Fund	32,260,188	230,657	(3,865,515)	289,883	319,712	29,234,925	2,722,060	-	-
AZL Mid Cap Index Fund, Class 2	10,014,886	2,862,656	(901,550)	(413,537)	(2,579,237)	8,983,218	584,464	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	5,644,874	1,079,882	(407,397)	(16,720)	(1,356,198)	4,944,441	830,999	-	-
AZL Russell 1000 Growth Index Fund, Class 2	12,780,957	1,947,977	(1,629,240)	148,353	(1,802,827)	11,445,220	829,965	-	-
AZL Russell 1000 Value Index Fund, Class 2	17,803,080	4,353,775	(1,432,462)	(348,359)	(4,557,694)	15,818,340	1,651,184	-	-
AZL Small Cap Stock Index Fund, Class 2	5,032,735	1,522,085	(347,894)	(234,489)	(1,431,542)	4,540,895	510,213	-	-
PIMCO VIT Income Portfolio	14,990,316	152,904	(535,939)	11,855	(1,282,944)	13,336,192	1,343,020	113,933	-
PIMCO VIT Low Duration Portfolio	17,390,196	226,691	(1,652,744)	(3,283)	(72,142)	15,888,718	1,565,391	85,444	-
PIMCO VIT Total Return Portfolio	32,334,687	468,256	(3,719,358)	89,872	325,578	29,499,035	2,645,653	206,321	-

	$236,712,279	$19,349,659	$(21,896,939)	$(360,186)	$(20,060,731)	$213,744,082	20,170,715	$405,698	$-

								-
									-
AZL MVP Fusion Dynamic Moderate Fund
AZL DFA International Core Equity Fund	$103,959,527	$8,503,405	$(5,332,457)	$(1,273,860)	$(26,618,212)	$79,238,403	10,211,134	$-	$-
AZL DFA U.S. Core Equity Fund	52,895,531	3,102,296	(4,833,143)	498,849	(12,632,998)	39,030,535	3,771,066	-	-
AZL DFA U.S. Small Cap Fund	42,367,271	5,424,537	(3,538,648)	(1,099,638)	(12,265,734)	30,887,788	3,980,385	-	-
AZL Enhanced Bond Index Fund	123,582,972	-	(26,280,274)	1,330,062	1,290,292	99,923,052	8,742,174	-	-
AZL FIAM Total Bond Fund, Class 2	163,943,769	-	(28,729,758)	1,464,841	(4,793,826)	131,885,026	12,879,397	-	-
AZL Gateway Fund	51,329,735	-	(7,957,222)	(223,851)	(4,719,415)	38,429,247	3,086,687	-	-
AZL International Index Fund, Class 2	225,217,977	14,298,106	(12,958,852)	(703,401)	(50,953,395)	174,900,435	13,505,825	-	-
AZL MetWest Total Return Bond Fund	162,706,692	-	(34,705,165)	2,609,432	555,178	131,166,137	12,212,862	-	-
AZL Mid Cap Index Fund, Class 2	144,714,820	19,090,761	(10,505,871)	(4,438,139)	(38,132,422)	110,729,149	7,204,239	-	-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	114,057,804	4,777,545	(6,326,807)	(529,351)	(26,993,683)	84,985,508	14,283,279	-	-
AZL Russell 1000 Growth Index Fund, Class 2	154,775,150	7,055,404	(23,504,236)	(96,972)	(20,216,067)	118,013,279	8,557,888	-	-
AZL Russell 1000 Value Index Fund, Class 2	226,347,328	25,646,545	(19,583,765)	(7,339,933)	(52,907,619)	172,162,556	17,971,039	-	-
AZL Small Cap Stock Index Fund, Class 2	62,786,012	8,389,013	(2,668,169)	(1,866,529)	(18,839,575)	47,800,752	5,370,871	-	-
PIMCO VIT Income Portfolio	81,312,237	603,032	(10,835,413)	263,999	(6,896,708)	64,447,147	6,490,146	603,031	-
PIMCO VIT Low Duration Portfolio	59,993,262	288,053	(11,694,680)	(44,526)	(193,253)	48,348,856	4,763,434	288,053	-
PIMCO VIT Total Return Portfolio	162,049,512	1,194,803	(33,131,119)	1,182,757	853,431	132,149,384	11,851,963	1,025,466	-

	$1,932,039,599	$98,373,500	$(242,585,579)	$(10,266,260)	$(273,464,006)	$1,504,097,254	144,882,389	$1,916,550	$-

AZL MVP Global Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$357,164,200	$-	$(60,276,677)	$3,093,273	$4,338,814	$304,319,610	26,624,638	$-	$-
AZL MSCI Emerging Markets Equity Index Fund, Class 2	39,560,951	2,662,180	(1,476,432)	(81,312)	(9,395,384)	31,270,003	5,255,463	-	-
AZL MSCI Global Equity Index Fund	325,303,945	37,547,235	(25,935,287)	4,714,471	(71,789,990)	269,840,374	27,284,163	-	-

	$722,029,096	$40,209,415	$(87,688,396)	$7,726,432	$(76,846,560)	$605,429,987	59,164,264	$-	$-

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$614,311,517	$-	$(132,891,184)	$5,312,094	$7,734,954	$494,467,381	43,260,488	$-	$-
AZL International Index Fund, Class 2	526,184,819	19,191,821	(28,578,889)	(8,460,391)	(112,256,731)	396,080,629	30,585,377	-	-
AZL Mid Cap Index Fund, Class 2	308,959,052	38,874,418	(30,384,536)	(11,412,651)	(78,281,974)	227,754,309	14,818,107	-	-
AZL S&P 500 Index Fund, Class 2	984,919,467	60,613,494	(123,969,684)	12,173,628	(199,475,303)	734,261,602	50,257,468	-	-
AZL Small Cap Stock Index Fund, Class 2	153,092,844	21,091,536	(8,776,918)	(6,234,565)	(44,361,193)	114,811,704	12,900,191	-	-

	$2,587,467,699	$139,771,269	$(324,601,211)	$(8,621,885)	$(426,640,247)	$1,967,375,625	151,821,631	$-	$-

AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$196,620,710	$3,902,860	$(37,990,729)	$2,021,478	$2,161,681	$166,716,000	14,585,827	$-	$-
AZL International Index Fund, Class 2	81,893,343	6,757,906	(4,663,174)	(361,263)	(18,256,439)	65,370,373	5,047,905	-	-
AZL Mid Cap Index Fund, Class 2	49,829,456	7,420,974	(3,416,206)	(798,931)	(13,755,884)	39,279,409	2,555,589	-	-
AZL S&P 500 Index Fund, Class 2	154,346,918	16,232,858	(18,058,839)	2,424,374	(31,747,804)	123,197,507	8,432,410	-	-
AZL Small Cap Stock Index Fund, Class 2	25,075,328	3,988,436	(1,651,581)	(673,093)	(7,504,057)	19,235,033	2,161,240	-	-

	$507,765,755	$38,303,034	$(65,780,529)	$2,612,565	$(69,102,503)	$413,798,322	32,782,971	$-	$-

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Enhanced Bond Index Fund	$230,857,319	$235,827	$(39,538,107)	$1,807,379	$2,732,475	$196,094,893	17,156,159	$-	$-
AZL S&P 500 Index Fund, Class 2	363,698,015	19,313,956	(24,452,587)	732,482	(69,682,286)	289,609,580	19,822,695	-	-
AZL T. Rowe Price Capital Appreciation Fund	666,813,781	9,284,960	(53,384,507)	(1,076,041)	(80,596,141)	541,042,052	31,437,656	-	-

	$1,261,369,115	$28,834,743	$(117,375,201)	$1,463,820	$(147,545,952)	$1,026,746,525	68,416,510	$-	$-

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2020 are identified below.

AZL MVP Global Balanced Index Strategy Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Fieldwood Energy LLC	3/13/18	$81,305	$3,485	$3,485	–%†

Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	430,336	0.06%

Jawbone	1/24/17	–	23,389	–	–%†

Lookout, Inc.	3/4/15	63,364	5,547	26,182	–%†

Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	708,928	0.11%

Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	641,187	0.09%

Quintis Pty, Ltd.	10/25/18	316,328	386,370	38,013	0.01%

Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	42,158	43,015	43,015	0.01%

Quintis Pty, Ltd., 10/1/28, Callable 5/4/20 @ 92	10/25/18	753,320	730,672	730,672	0.11%

REI Agro, Ltd., Registered Shares, 5.50%, 12/8/19	2/7/12	300,000	400,000	–	–%†

(a)	Acquisition date represents the initial purchase date of the security.
†	Represents less than 0.05%.